Financial Debt - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial debt
Percentage non revocable repayment	30.00%
Probability of repayment program with support Walloon region	100.00%
Financial debt for the variable part using a discount	12.50%
Percentage of revenue projections	25.00%
Percentage of discount rates	25.00%
Percentage of discount rate (in negative)	(25.00%)
Discount rate used for the fixed part of the recoverable cash advances	3.80%
Discount rate fixed part reimbursement recoverable cash advances	5.00%
Discount rate for variable part	9.40%
Discount rate variable part reimbursement recoverable cash advances	12.50%
Loan on 29 June 2016	€ 500,000
Repayable interest	1.284%
Carrying amount	€ 63,000	€ 146,000
Repayment of other loan	83,000	83,000	€ 83,000
Discounting impact	990,000	925,000	€ 882,000
Initial measurement and re-measurement	324,000	247,000
Contractual advances
Disclosure of financial debt
Sleep apnea device (6472)	1,600,000
First articles (6839)	2,200,000
Clinical trial (6840)	2,400,000
Activation chip improvements (7388)	1,500,000
Advances received
Disclosure of financial debt
Recoverable cash advances received first articles 01 01 2015	2,200,000
Clinical trial (6840)	2,400,000
Amounts reimbursed
Disclosure of financial debt
Sleep apnea device (6472)	€ 7,000
Base turnover dependent reimbursement Convention 6472	0.224%
First articles (6839)	€ 79,000	96,000
Clinical trial (6840)	163,000	75,000
Activation chip improvements (7388)	40,000	€ 15,000
Cumulated amounts reimbursed
Disclosure of financial debt
Sleep apnea device (6472)	600,000
First articles (6839)	600,000
Clinical trial (6840)	360,000
Activation chip improvements (7388)	€ 66,000
Consolidated entity
Disclosure of financial debt
Base turnover dependent reimbursement convention 6839	0.30%
Base turnover dependent reimbursement convention 6840	0.336%
Base turnover dependent reimbursement convention 7388	0.45%